As filed with the Securities and Exchange Commission on February 2, 2021

Securities Act File No. 333-251542

Investment Company Act File No. 811-23247

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

☒ Registration Statement under the Securities Act of 1933

☒ Pre-Effective Amendment No. 2

☐ Post-Effective Amendment No.

and/or

☒ Registration Statement under the Investment Company Act of 1940

☒ Amendment No. 16

XAI OCTAGON FLOATING RATE & ALTERNATIVE INCOME TERM TRUST
(Registrant’s Exact Name as Specified in Charter)

321 North Clark Street, Suite 2430
Chicago, Illinois 60654

(Address of Principal Executive Offices)

(312) 374-6930

(Registrant’s Telephone Number, including Area Code)

Benjamin McCulloch, Esq.
XA Investments LLC
321 North Clark Street, Suite 2430
Chicago, Illinois 60654

(Name and Address of Agent for Service)

Copies to:

Kevin T. Hardy, Esq.

Skadden, Arps, Slate, Meagher & Flom LLP

155 North Wacker Drive

Chicago, Illinois 60606

Approximate date of proposed public offering: From time to time after the effective date of this Registration Statement.

☐	Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.

☒	Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.

☒	Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.

☐	Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

☐	Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box):

☐	When declared effective pursuant to Section 8(c) of the Securities Act.

If appropriate, check the following box:

☐	This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

☐	This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is .

☐	This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is .

☐	This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is .

Check each box that appropriately characterizes the Registrant:

☒	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)).

☐	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).

☐	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).

☒	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).

☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”)).

☐	If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.

☐	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered(1)	Proposed Maximum Offering Price Per Share(2)	Proposed Maximum Aggregate Offering Price(3)		Amount of Registration Fee
Common Shares, $0.01 par value
Preferred Shares
Subscription Rights for Common Shares(4)
Subscription Rights for Preferred Shares(4)
Total			$200,000,000	(5)	$21,820	(6)

(1)	There are being registered hereunder a presently indeterminate number of common shares, preferred shares or subscription rights to purchase common shares or preferred shares to be offered on an immediate, continuous or delayed basis.

(2)	The proposed maximum offering price per share will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.

(3)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933.

(4)	No separate consideration will be received by the Registrant. Any shares issued pursuant to an offering of subscription rights will be shares registered under this Registration Statement.

(5)	The maximum aggregate offering price of all securities offered pursuant to the prospectus included in this Registration Statement is $200,000,000. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, the Registrant is carrying forward to this Registration Statement $48,915,637 in aggregate offering price of unsold securities that the Registrant previously registered on its Registration Statement (File Nos. 333-227640 and 811-23247) filed on October 1, 2018. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, the filing fee previously paid with respect to such unsold securities is being applied to offset the registration fee currently due.

(6)	Previously paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

Explanatory Note

This Pre-Effective Amendment No. 2 to the Registration Statement for XAI Octagon Floating Rate & Alternative Income Term Trust (the “Trust”) is being filed solely for the purposes of filing certain exhibits and incorporates by reference the Trust’s Prospectus and Statement of Additional Information filed in Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2 filed on February 1, 2021.

PART C

OTHER INFORMATION

Item 25. Financial Statements And Exhibits

(1)	Financial Statements

Part A -	Financial Highlights

Part B -	Incorporated by reference in the Statement of Additional Information included herein are the Registrant’s audited financial statements for the period ended September 30, 2020, notes to such financial statements and the report of independent registered public accounting firm thereon, as contained in the Trust’s Form N-CSR filed with the Securities and Exchange Commission on December 2, 2020.

(2)	Exhibits

(a)	(i)	Second Amended and Restated Agreement and Declaration of Trust of Registrant(1)
	(ii)	Amendment to Second Amended and Restated Agreement and Declaration of Trust of Registrant(2)
(b)	(i)	By-Laws of Registrant(1)
	(ii)	Amendment to By-Laws of Registrant(2)
(c)		Not applicable
(d)		Not applicable
(e)		Dividend Reinvestment Plan of Registrant(2)
(f)		Not applicable
(g)	(i)	Investment Advisory Agreement between Registrant and XA Investments LLC (the “Adviser”)(3)
	(ii)	Investment Sub-Advisory Agreement among Registrant, the Adviser and Octagon Credit Investors, LLC (the “Sub-Adviser”)(3)
(h)		Form of Underwriting/Sales/Dealer Manager Agreement(+)
(i)		Not applicable
(j)		Custody Agreement between Registrant and U.S. Bank N.A.(3)
(k)	(i)	Transfer Agency Agreement between Registrant and DST Systems, Inc. (3)
	(ii)(1)	Administration, Bookkeeping and Pricing Services Agreement between Registrant and ALPS Fund Services, Inc.(3)
	(2)	Amendment to the Administration, Bookkeeping and Pricing Services Agreement(4)
	(3)	Amendment No. 2 to the Administration, Bookkeeping and Pricing Services Agreement(5)
	(iii)	Chief Compliance Officer Services Agreement between Registrant and ALPS Fund Services, Inc.(3)
	(iv)(1)	Investor Services and Secondary Market Support Services Agreement between Registrant and the Adviser(3)
	(2)	Amendment to Investor Services and Secondary Market Support Services Agreement(6)
	(v)	Expense Limitation Agreement between Registrant and the Adviser(3)
(l)		Opinion and Consent of Skadden, Arps, Slate, Meagher & Flom LLP(*)
(m)		Not applicable
(n)		Consent of Independent Registered Public Accounting Firm(*)
(o)		Not applicable
(p)		Subscription Agreement(2)
(q)		Not applicable
(r)	(i)	Code of Ethics of the Registrant(2)
	(ii)	Code of Ethics of the Adviser(3)
	(ii)	Code of Ethics of the Sub-Adviser(2)
(s)		Power of Attorney(7)
(z)	(i)	Form of Prospectus Supplement for Common Shares Offering(7)
	(ii)	Form of Prospectus Supplement for Preferred Shares Offering(7)
	(iii)	Form of Prospectus Supplement for Common Rights Offering(7)
	(iv)	Form of Prospectus Supplement for Preferred Rights Offering(7)

(*)	Filed herewith.

(+)	To be filed by post-effective amendment.

(1)	Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement (File Nos. 333-217196 and 811-23247) filed on July 18, 2017.

(2)	Incorporated by reference to Pre-Effective Amendment No. 4 to Registrant’s Registration Statement (File Nos. 333-217196 and 811-23247) filed on September 25, 2017.

(3)	Incorporated by reference to the Registrant’s Registration Statement (File Nos. 333-227640 and 811-23247) filed on October 1, 2018.

(4)	Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-227640 and 811-23247) filed on November 15, 2019.

(5)	Incorporated by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-227640 and 811-23247) filed on January 3, 2020.

(6)	Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-227640 and 811-23247) filed on December 7, 2020.

(7)	Incorporated by reference to the Registrant’s Registration Statement (File Nos. 333-251542 and 811-23247) filed on December 18, 2020.

Item 26. Marketing Arrangements

Reference is made to Exhibit (h) to this Registration Statement to be filed by post-effective amendment.

Item 27. Other Expenses of Issuance and Distribution

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

Printer/Edgar Filer	$80,000
Legal Counsel	$450,000
NYSE Fee	$20,000
SEC Fees	$12,620
FINRA Fees	$15,500
Independent Registered Public Accounting Firm	$20,000
Miscellaneous	$1,880
Total	$600,000

Item 28. Persons Controlled by or Under Common Control with Registrant

None

Item 29. Number of Holders of Securities

Title of Class	Number of Record Shareholders as of December 15, 2020

Common shares of beneficial interest, par value $0.01 per share	3

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Item 30.	Indemnification

Reference is made to Article V of the Registrant’s Amended and Restated Agreement and Declaration of the Registrant, which provides as follows:

5.1	No Personal Liability of Shareholders, Trustees, etc.

No Shareholder of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the Delaware General Corporation Law. No Trustee or officer of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Trust or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his or her duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee or officer, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he or she shall not, on account thereof, be held to any personal liability. Any repeal or modification of this Section 5.1 shall not adversely affect any right or protection of a Trustee or officer of the Trust existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

5.2	Mandatory Indemnification.

(a) To the maximum extent permitted by law, the Trust shall indemnify any person who was or is a party or is threatened to be made a party to, or is involved as a witness in, any proceeding by reason of the fact that such person is or was a Covered Person, against expenses, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such proceeding.

(b) To the maximum extent permitted by law, the Trust shall indemnify any person who was or is a party or is threatened to be made a party to, or is involved as a witness in, any proceeding by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was a Covered Person, against expenses actually and reasonably incurred by that person in connection with the investigation, defense or settlement of such proceeding.

(c) Notwithstanding any provision to the contrary contained herein, no Covered Person shall be indemnified for any expenses, judgments, fines, amounts paid in settlement, or other liability or loss arising by reason of disabling conduct or for any proceedings by such Covered Person for which indemnification is precluded by applicable law. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the person engaged in disabling conduct.

(d) Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth herein shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Covered Person or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

(e) To the maximum extent permitted by law, the Trust shall advance to any person who was or is a party or is threatened to be made a party to, or is involved as a witness in, any proceeding by reason of the fact that such person is or was a Covered Person the expenses actually and reasonably incurred by such person in connection with the defense of such proceeding in advance of its final disposition.

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(f) Any indemnification required or permitted under this Section 5.2 (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a reasonable determination, based upon a review of the facts, that the Covered Person is entitled to indemnification because (i) he or she is not liable by reason of disabling conduct, or (ii) in cases where there is no liability, he or she has not engaged in disabling conduct. Such determination shall be made by (i) the vote of a majority of a quorum of qualifying Trustees; or (ii) if there are no such Trustees, or if such Trustees so direct, by independent legal counsel in a written opinion. Notwithstanding anything to the contrary in Section 5.2I, if a determination that a Covered Person engaged in disabling conduct is made in accordance with this Section 5.2(f), no further advances of expenses shall be made, and all prior advances, and insurance premiums paid for by the Trust, if applicable, must be repaid.

(g) With respect to any person who was or is a party or is threatened to be made a party to, or is involved as a witness in, any proceeding by reason of the fact that such person is or was a Covered Person, the rights to indemnification conferred in Section 5.2(a), and with respect to any person who was or is a party or is threatened to be made a party to, or is involved as a witness in, any proceeding by reason of the fact that such person is or was a Trustee or officer of the Trust, the advancement of expenses conferred in Section 5.2I shall be contract rights. Any amendment, repeal, or modification of, or adoption of any provision inconsistent with, this Section 5.2 (or any provision hereof) shall not adversely affect any right to indemnification or advancement of expenses granted to any such person pursuant hereto with respect to any act or omission of such person occurring prior to the time of such amendment, repeal, modification, or adoption (regardless of whether the proceeding relating to such acts or omissions is commenced before or after the time of such amendment, repeal, modification, or adoption). Any amendment or modification of, or adoption of any provision inconsistent with, this Section 5.2 (or any provision hereof), that has the effect of positively affecting any right to indemnification or advancement of expenses granted to any such person pursuant hereto, shall not apply retroactively to any person who was not serving as a Covered Person at the time of such amendment, modification or adoption.

(h) If (i) a claim under Section 5.2(a) with respect to any right to indemnification is not paid in full by the Trust within sixty days after a written demand has been received by the Trust or (ii) a claim under Section 5.2(b) with respect to any right to the advancement of expenses is not paid in full by the Trust within thirty days after a written demand has been received by the Trust, then the Covered Person seeking to enforce a right to indemnification or to an advancement of expenses, as the case may be, may at any time thereafter bring suit against the Trust to recover the unpaid amount of the claim.

(i) If successful in whole or in part in any suit brought pursuant to Section 5.2(h), or in a suit brought by the Trust to recover an advancement of expenses (whether pursuant to the terms of an undertaking or otherwise), the Covered Person seeking to enforce a right to indemnification or an advancement of expenses hereunder or the Covered Person from whom the Trust sought to recover an advancement of expenses, as the case may be, shall be entitled to be paid by the Trust the reasonable expenses (including attorneys’ fees) of prosecuting or defending such suit.

(j) The rights accruing to any indemnitee under this Section 5.2 shall not exclude any other right which any person may have or hereafter acquire under this Declaration, the By-Laws of the Trust, any statute, agreement, vote of shareholders or qualifying Trustees or any other right to which he or she may be lawfully entitled. For the avoidance of doubt, to the extent the Trust enters into a written agreement with any Trustee to indemnify such Trustee, any indemnification of such Trustee by the Trust shall be governed by the terms of such written agreement, including with respect to determinations required, applicable presumptions and burden of proof with respect to such Trustee’s entitlement to indemnification and/or advancement of expenses.

(k) For purposes of this Section 5.2:

(i) references to “Trust” include any domestic or foreign predecessor entity of this Trust in a merger, consolidation, or other transaction in which the predecessor’s existence ceased upon consummation of the transaction;

(ii) the term “Covered Person” means a person who is or was a Trustee, officer, employee or agent of the Trust, or is or was serving at the request of the Trustees as a director, trustee, partner, officer, employee or agent of another foreign or domestic corporation, trust, partnership, joint venture or other enterprise;

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(iii) the term “disabling conduct” means willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Covered Person’s office with the Trust;

(iv) the term “expenses” includes, without limitations, attorneys’ fees;

(v) the term “proceeding” means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative; and

(vi) the term “qualifying Trustee” means any Trustee who is not an interested person (as defined in the 1940 Act) of the Trust and is not a party to the proceeding.

5.3 Voluntary Indemnification. Subject to any limitations provided by the 1940 Act and this Declaration, the Trust shall have the power and authority to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Trust or serving in any capacity at the request of the Trust to the full extent corporations organized under the Delaware General Corporation Law may indemnify or provide for the advance payment of expenses for such Persons; provided that such indemnification has been approved by a majority of the Trustees.

5.4 No Bond Required of Trustees. No Trustee shall, as such, be obligated to give any bond or other security for the performance of any of his or her duties hereunder.

5.5 No Duty of Investigation; etc. No purchaser, lender, transfer agent or other person dealing with the Trustees or with any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, undertaking, instrument, certificate, Share, other security of the Trust, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust.

5.6 Insurance. The Trustees may maintain insurance for the protection of the Trust Property, its Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible tort liability, and such other insurance as the Trustees in their sole judgment shall deem advisable or is required by the 1940 Act.

5.7 Reliance on Experts, etc. Each Trustee and officer or employee of the Trust shall, in the performance of its duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of the Trust’s officers or employees or by any advisor, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

Reference is made to Section 14 of the Investment Advisory Agreement, between the Registrant and the Adviser, as filed as Exhibit (g)(i) hereto.

Reference is made to Section 14 of the Investment Sub-Advisory Agreement, among the Registrant, the Adviser and the Sub-Adviser, as filed as Exhibit (g)(ii) hereto.

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Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Adviser and the Sub-Adviser

The Adviser, a limited liability company organized under the laws of Delaware, acts as investment adviser to the Registrant. The Registrant is fulfilling the requirement of this Item 31 to provide a list of the officers and directors of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Adviser or those officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV of the Adviser filed with the commission pursuant to the Investment Advisers Act of 1940 (Commission File No. 801-110653).

The Sub-Adviser, a limited liability company organized under the laws of Delaware, acts as investment sub-adviser to the Registrant. The Registrant is fulfilling the requirement of this Item 31 to provide a list of the officers and directors of the Sub-Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Sub-Adviser or those officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV of the Sub-Adviser filed with the commission pursuant to the Investment Advisers Act of 1940 (Commission File No. 801-71998).

Item 32. Location of Accounts and Records

The accounts and records of the Registrant are maintained in part at the offices of the Trust at 321 North Clark Street, Suite 2430, Chicago, Illinois 60654, in part at the offices of the Adviser at 321 North Clark Street, Suite 2430, Chicago, Illinois 60654, in part at the offices of the Sub-Adviser at 250 Park Avenue, 15th Floor, New York, New York 10177, in part at the offices of the Administrator at 1290 Broadway, Suite 1100, Denver, CO 80203, in part at the offices of the Custodian, at Two Liberty Place, 50 S. 16th St., Suite 2000, Philadelphia, Pennsylvania 19102, and in part at the offices of the Transfer Agent at 430 W. 7th Street, Kansas City, Missouri 64105-1594.

Item 33. Management Services

Not applicable.

Item 34. Undertakings

1.	Not applicable.

2.	Not applicable.

3.	Registrant undertakes:

(a)	to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

(1) to include any prospectus required by Section 10(a)(3) of the Securities Act;

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(2) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post- effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the Commission pursuant to Rule 424(b) if, in the aggregate, the changes in volume and price represent no more than 20% change in the maximum aggregate offering price set forth in the “Calculation of Registration Fee” table in the effective registration statement; and

(3) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

Provided, however, that paragraphs a(1), a(2), and a(3) of this section do not apply if the registration statement is filed pursuant to General Instruction A.2 of this Form and the information required to be included in a post-effective amendment by those paragraphs is contained in reports filed with or furnished to the Commission by the Registrant pursuant to Section 13 or Section 15(d) of the Exchange Act that are incorporated by reference into the registration statement, or is contained in a form of prospectus filed pursuant to Rule 424(b) that is part of the registration statement.

(b)	that, for the purpose of determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof;

(c)	to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

(d)	that, for the purpose of determining liability under the Securities Act to any purchaser:

(1) if the Registrant is relying on Rule 430B

(A) Each prospectus filed by the Registrant pursuant to Rule 424(b)(3) shall be deemed to be part of the registration statement as of the date the filed prospectus was deemed part of and included in the registration statement; and

(B) Each prospectus required to be filed pursuant to Rule 424(b)(2), (b)(5), or (b)(7) as part of a registration statement in reliance on Rule 430B relating to an offering made pursuant to Rule 415(a)(1)(i), (x), or (xi) for the purpose of providing the information required by Section 10(a) of the Securities Act shall be deemed to be part of and included in the registration statement as of the earlier of the date such form of prospectus is first used after effectiveness or the date of the first contract of sale of securities in the offering described in the prospectus. As provided in Rule 430B, for liability purposes of the issuer and any person that is at that date an underwriter, such date shall be deemed to be a new effective date of the registration statement relating to the securities in the registration statement to which that prospectus relates, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such effective date, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such effective date; or

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(2) If the Registrant is subject to Rule 430C: Each prospectus filed pursuant to Rule 424(b) under the Securities Act as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or other than prospectuses filed in reliance on Rule 430A, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(e)	that for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1)  any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 424 under the Securities Act;

(2)  free writing prospectus relating to the offering prepared by or on behalf of the undersigned Registrant or used or referred to by the undersigned Registrants;

(3)  the portion of any other free writing prospectus or advertisement pursuant to Rule 482 under the Securities Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(4)  any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

4.	Registrant undertakes that, for the purpose of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of the Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 424(b)(1) will be deemed to be a part of the Registration Statement as of the time it was declared effective.

Registrant undertakes that, for the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus will be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of such securities at that time will be deemed to be the initial bona fide offering thereof.

5.	Registrant undertakes that, for the purpose of determining any liability under the Securities Act of 1933, each filing of the Registrant’s annual report pursuant to Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934 that is incorporated by reference into the registration statement shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

6.	Not applicable.

7.	Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information constituting Part B of this Registration Statement.

C-viii

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Chicago, State of Illinois, on the 2nd day of February, 2021.

XAI OCTAGON FLOATING RATE &
ALTERNATIVE INCOME TERM TRUST

By:	/s/ Benjamin D. McCulloch
Benjamin D. McCulloch
Chief Legal Officer and Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities set forth below on the 2nd day of February, 2021.

Principal Executive Officer:

/s/*	Trustee, President and Chief Executive Officer
Theodore J. Brombach

Principal Financial Officer:

/s/ Derek Mullins	Chief Financial Officer and Treasurer
Derek Mullins

Trustees:
/s/ *	Trustee
Danielle Cupps

/s/ *	Trustee
Gregory G. Dingens

/s/ *	Trustee
Philip G. Franklin

/s/ *	Trustee
Scott Craven Jones

*	Signed by Benjamin McCulloch, Esq., an attorney-in-fact, pursuant to a power of attorney filed herewith.

By:	/s/ Benjamin D. McCulloch
Benjamin McCulloch, Esq.
Attorney-In-Fact
February 2, 2021

C-ix

Exhibit List

(l)	Opinion and Consent of Skadden, Arps, Slate, Meagher & Flom LLP
(n)	Consent of Independent Registered Public Accounting Firm